RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest		$ 186,487	$ 156,791	$ 141,433	$ 132,977
Financing Receivable, Purchased with Credit Deterioration, Allowance for Credit Loss at Acquisition Date	$ 3,000	3,050
Shareholders’ equity		$ 2,769,216	2,438,041	$ 2,267,974	$ 2,041,373
Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest	$ 23,700		$ 23,652